PROSPECTUS NOVEMBER 1, 2008

JPMorgan

U.S. Equity

Funds

Class R2 Shares

JPMorgan Capital Growth Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Capital Growth Fund	1
JPMorgan Intrepid America Fund	6
JPMorgan Intrepid Growth Fund	11
JPMorgan Intrepid Value Fund	16
JPMorgan Large Cap Growth Fund	21
JPMorgan Large Cap Value Fund	26
JPMorgan Market Expansion Index Fund	31
JPMorgan Mid Cap Value Fund	36
JPMorgan Small Cap Equity Fund	42
JPMorgan Small Cap Growth Fund	47
JPMorgan Small Cap Value Fund	52
JPMorgan U.S. Equity Fund	58
JPMorgan U.S. Large Cap Core Plus Fund	64
The Funds’ Management and Administration	70
How to Do Business with the Funds	74
Purchasing Fund Shares	74
12b-1 Fees	77
Networking and Sub-Transfer Agency Fees	77
Exchanging Fund Shares	77
Redeeming Fund Shares	77
Shareholder Information	79
Distributions and Taxes	79
Shareholder Statements and Reports	79
Availability of Proxy Voting Record	80
Portfolio Holdings Disclosure	80
Risk and Reward Elements for the Funds	81
Financial Highlights	87
Legal Proceedings and Additional Fee and Expense Information	88
How to Reach Us	Back cover

JPMorgan Capital Growth Fund

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

What are the Fund’s main investment strategies?

The Fund invests primarily in common stocks of mid cap companies which its adviser, J.P. Morgan Investment Management Inc. (JPMIM), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its Assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap® Growth Index stocks at the time of purchase. “Assets” means net assets, plus the amount of borrowings for investment purposes. Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund may engage in securities lending.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security which the adviser no longer considers reasonably valued.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an

NOVEMBER 1, 2008   1

JPMorgan Capital Growth Fund (continued)

actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Growth Investing Risk.  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains. High rates of portfolio turnover may result in short-term capital gains that will generally be taxable to shareholders as ordinary income.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

2   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap® Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 1998	17.45%	Worst Quarter	3rd quarter, 1998	–19.57%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 1/1/06 to 12/31/07 and Select Class Shares prior to 1/1/06. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –23.03%.

NOVEMBER 1, 2008   3

JPMorgan Capital Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	10.89	16.51	7.20

RUSSELL MIDCAP® GROWTH INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	11.43	17.90	7.59

LIPPER MID-CAP GROWTH FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	21.41	17.93	7.78

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Russell Midcap® Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Mid-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses for Class R2 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.40
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.24
Total Annual Operating Expenses[2]	1.39

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40% of their average daily net assets through 10/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

4   JPMORGAN U.S. EQUITY FUNDS

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
142	440	761	1,669

NOVEMBER 1, 2008   5

JPMorgan Intrepid America Fund

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is the total market value of a company’s shares.

Although the Fund may invest in securities of both large and mid capitalization companies, it may at any given time invest a significant portion of its assets in either large or mid capitalization companies when the Fund’s adviser, JPMIM, believes such companies offer attractive opportunities.

The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000® Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The investment process identifies securities that have been mispriced by behavioral biases. Stocks are ranked based on their value or momentum characteristics. In general, the Fund purchases top ranked stocks that also contribute favorably to the overall portfolio exposures. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Fund.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The

6   JPMORGAN U.S. EQUITY FUNDS

Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Although the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

NOVEMBER 1, 2008   7

JPMorgan Intrepid America Fund (continued)

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the Russell 1000® Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 2004	11.38%	Worst Quarter	4th quarter, 2007	–3.05%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 1/1/06 to 12/31/07 and Select Class Shares prior to 1/1/06. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –21.69%.

8   JPMORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time for periods ended December 31, 2007*

	Past 1 Year	Life of Fund[1,2]
CLASS A SHARES	(2.06)	14.95

RUSSELL 1000® INDEXˆ,3
(Reflects No Deduction for Fees, Expenses or Taxes)	5.77	14.88

LIPPER LARGE-CAP CORE FUNDS INDEXˆ,4
(Reflects No Deduction for Taxes)	6.63	12.90

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 2/19/05 to 12/31/07 and Select Class Shares prior to 2/19/05. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 2/28/03. Performance for the benchmarks is from 2/28/03.

2	Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

3	The Russell 1000® Index is an unmanaged index which measures the performance of the 1000 largest companies (on the basis of capitalization) in the Russell 3000® Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges, if applicable.

4	The performance of the Lipper Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.14
Acquired Fund Fees and Expenses[2]	0.01
Total Annual Operating Expenses[3,4]	1.55
Fee Waivers and Expense Reimbursements[4]	(0.04)
Net Expenses[4]	1.51

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of their average daily net assets through 10/31/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.54% and Net Expenses would have been 1.50% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

NOVEMBER 1, 2008   9

JPMorgan Intrepid America Fund (continued)

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
154	486	841	1,842

10   JPMORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Growth Fund

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company’s shares.

Although the Fund may invest in securities of both large and mid capitalization companies, it may at any given time invest a significant portion of its assets in either large or mid capitalization companies, when the Fund’s adviser, JPMIM, believes such companies offer attractive opportunities.

The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase. Sector by sector, the Fund may overweight its holdings of securities relative to those of the Russell 1000® Growth Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including in affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The investment process identifies securities that have been mispriced by behavioral biases. Stocks are ranked based on their value or momentum characteristics. In general, the Fund purchases top ranked stocks that also contribute favorably to the overall portfolio exposures. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Fund.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

NOVEMBER 1, 2008   11

JPMorgan Intrepid Growth Fund (continued)

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Mid Cap Company Risk.  Although the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains. High rates of portfolio turnover may result in short-term capital gains that will generally be taxable to shareholders as ordinary income.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

12   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the Russell 1000® Growth Index, a broad-based securities market index, and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS1

Best Quarter	4th quarter, 2004	10.57%	Worst Quarter	3rd quarter, 2004	–3.32%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 1/1/06 to 12/31/07 and Select Class Shares prior to 1/1/06. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –22.07%.

NOVEMBER 1, 2008   13

JPMorgan Intrepid Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time for periods ended December 31, 2007*

	Past 1 Year	Life of Fund[1,2]
CLASS A SHARES	5.05	13.83

RUSSELL 1000® GROWTH INDEXˆ,3
(Reflects No Deduction for Fees, Expenses or Taxes)	11.81	13.23

LIPPER LARGE-CAP GROWTH FUNDS INDEXˆ,4
(Reflects No Deduction for Taxes)	14.97	13.30

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 2/19/05 to 12/31/07 and Select Class Shares prior to 2/19/05. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense.

1	The Fund commenced operations on 2/28/03. Performance for the benchmarks is from 2/28/03.

2	Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

3	The Russell 1000® Growth Index is an unmanaged index which measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

4	The performance of the Lipper Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.15
Total Annual Operating Expenses	1.55
Fee Waivers and Expense Reimbursements[2]	(0.05)
Net Expenses[2]	1.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIM, the Fund’s Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of their average daily net assets through 10/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

14   JPMORGAN U.S. EQUITY FUNDS

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
153	485	840	1,841

NOVEMBER 1, 2008   15

JPMorgan Intrepid Value Fund

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. Market capitalization is the total market value of a company’s shares.

Although the Fund may invest in securities of both large- and mid-capitalization companies, it may at any given time invest a significant portion of its assets in either large or mid capitalization companies, when the Fund’s adviser, JPMIM, believes such companies offer attractive opportunities.

The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase. Sector by sector, the Fund may overweight its holdings of equity securities relative to those of the Russell 1000® Value Index. The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The investment process identifies securities that have been mispriced by behavioral biases. Stocks are ranked based on their value or momentum characteristics. In general, the Fund purchases top ranked stocks that also contribute favorably to the overall portfolio exposures. Risk or factor exposures are actively managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and style and size characteristics of the Fund.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The

16   JPMORGAN U.S. EQUITY FUNDS

Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Mid Cap Company Risk.  Although the Fund may invest in large- and mid-capitalization companies, the Fund’s risks increase as it invests more heavily in mid-capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

NOVEMBER 1, 2008   17

JPMorgan Intrepid Value Fund (continued)

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the Russell 1000® Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS1

Best Quarter	4th quarter, 2004	10.25%	Worst Quarter	4th quarter, 2007	–5.54%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 1/1/06 to 12/31/07 and Select Class Shares prior to 1/1/06. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –17.97%.

18   JPMORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Life of Fund[1,2]
CLASS A SHARES	(5.40)	16.50

RUSSELL 1000® VALUE INDEXˆ,3
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.17)	16.40

LIPPER LARGE-CAP VALUE FUNDS INDEXˆ,4
(Reflects No Deduction for Taxes)	2.46	14.69

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 2/19/05 to 12/31/07 and Select Class Shares prior to 2/19/05. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 2/28/03. Performance for the benchmarks is from 2/28/03.

2	Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

3	The Russell 1000® Value Index is an unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

4	The performance of the Lipper Large-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

NOVEMBER 1, 2008   19

JPMorgan Intrepid Value Fund (continued)

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.27
Acquired Fund Fees and Expenses[2]	0.03
Total Annual Operating Expenses[3,4]	1.70
Fee Waivers and Expense Reimbursements[4]	(0.17)
Net Expenses[4]	1.53

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of their average daily net assets through 10/31/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.67% and Net Expenses would have been 1.50% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
156	519	907	1,994

20   JPMORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Growth Fund

What is the goal of the Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Market capitalization is the total market value of a company’s shares. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser, JPMorgan Investment Advisors Inc. (JPMIA), employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security which the adviser no longer considers reasonably valued.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NOVEMBER 1, 2008   21

JPMorgan Large Cap Growth Fund (continued)

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

22   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000® Growth Index, a broad-based securities market index, and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 1998	24.37%	Worst Quarter	4th quarter, 2000	–19.80%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –23.12%.

NOVEMBER 1, 2008   23

JPMorgan Large Cap Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	16.92	11.95	3.36

RUSSELL 1000® GROWTH INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	11.81	12.11	3.83

LIPPER LARGE-CAP GROWTH FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	14.97	12.06	3.64

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Russell 1000® Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 shares)

Management Fees	0.50
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.28

Total Annual Operating Expenses	1.53
Fee Waivers and Expense Reimbursements[2]	(0.04)

Net Expenses[2]	1.49

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIA, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.49% of their average daily net assets through 10/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

24   JPMORGAN U.S. EQUITY FUNDS

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
152	479	830	1,820

NOVEMBER 1, 2008   25

JPMorgan Large Cap Value Fund

What is the goal of the Fund?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund’s adviser, JPMIA, invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. The Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

On behalf of the Fund, the adviser then buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

26   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

NOVEMBER 1, 2008   27

JPMorgan Large Cap Value Fund (continued)

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000® Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	2nd quarter, 2003	17.36%	Worst Quarter	3rd quarter, 2002	–20.78%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –23.38%.

28   JPMORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	(6.54)	11.57	4.52

RUSSELL 1000® VALUE INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.17)	14.63	7.68

LIPPER LARGE-CAP VALUE FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	2.46	13.04	6.12

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Russell 1000® Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Large-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.40
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.19
Total Annual Operating Expenses[2]	1.34

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIA, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.49% of their average daily net assets through 10/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

NOVEMBER 1, 2008   29

JPMorgan Large Cap Value Fund (continued)

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	total annual operating expenses.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
136	425	734	1,613

30   JPMORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

What is the goal of the Fund?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1

What are the Fund’s main investment strategies?

The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indexes. Because the Fund uses an enhanced index strategy, not all of the stocks in the indexes are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indexes. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indexes in order to closely replicate the performance of the combined indexes. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indexes of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also hold up to 10% of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments and repurchase agreements; this is in addition to assets held for derivative margin deposits or other segregated accounts.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

Because the Fund uses an enhanced index strategy and does not hold all of the stocks in the indexes, the adviser, JPMIA, uses a quantitative process to select the Fund’s portfolio securities. This process overweights inexpensive stocks with improving fundamental characteristics and underweights expensive stocks that have deteriorating fundamental characteristics. The Fund seeks to closely track the sector and industry weights within the combined indexes.

A previously attractive stock is pared back or sold when the combined perspective on valuation and fundamentals is no longer favorable.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in

NOVEMBER 1, 2008   31

JPMorgan Market Expansion Index Fund (continued)

particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Index Investing Risk.  The Fund attempts to track the performance of a market capitalization-weighted combination of the S&P Small Cap 600 and the S&P MidCap 400. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Smaller Cap Company Risk.  Investments in mid cap and small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

32   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the S&P 1000 Index, a broad-based securities market index, and the Lipper Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	2nd quarter, 2003	18.40%	Worst Quarter	3rd quarter, 2002	–17.70%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses. The performance prior to 3/22/99 reflects the performance of the Pegasus Market Expansion Index Fund before it was consolidated with the Fund.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –12.83%.

NOVEMBER 1, 2008   33

JPMorgan Market Expansion Index Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Life of Fund*
CLASS A SHARES	(2.41)	14.56	9.58

S&P 1000 INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	6.12	11.31	4.11

LIPPER MID-CAP CORE FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	6.34	15.80	9.48

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses. The Fund commenced operations on 7/31/98. The performance prior to 3/22/99 reflects the performance of the Pegasus Market Expansion Index Fund before it was consolidated with the Fund. Performance for the benchmarks is from 7/31/98.

1	The S&P 1000 Index is an unmanaged index generally representative of the performance of the small and mid-size companies in the U.S. stock market. The S&P 1000 Index is a combination of the S&P MidCap 400 Index and the S&P SmallCap 600 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Mid-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a
Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.25
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.19
Acquired Fund Fees and Expenses[2]	0.01
Total Annual Operating Expenses[3,4]	1.20
Fee Waivers and Expense Reimbursements[4]	(0.12)
Net Expenses[4]	1.08

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class A, Class B, and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.07% of their average daily net assets through 10/31/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.19% and Net Expenses would have been 1.07% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

34   JPMORGAN U.S. EQUITY FUNDS

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
110	369	648	1,444

NOVEMBER 1, 2008   35

JPMorgan Mid Cap Value Fund

What is the goal of the Fund?

The Fund seeks growth from capital appreciation.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company’s shares.

The Fund’s investments are primarily in common stocks and real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser, JPMIM, employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, low business cyclicality, high returns on invested capital and strong experienced management. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of an investment may also cause the security to be eliminated from the portfolio. Investments may be sold if new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security which the adviser no longer considers attractively valued.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its

36   JPMORGAN U.S. EQUITY FUNDS

objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Value Investing Risk.  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

NOVEMBER 1, 2008   37

JPMorgan Mid Cap Value Fund (continued)

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

38   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap® Value Index, a broad-based securities market index, and the Lipper Mid-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 1998	17.96%	Worst Quarter	3rd quarter, 1998	–11.06%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 1/1/02 to 12/31/07 and the Institutional Class Shares prior to 1/1/02. Class A Shares and Institutional Class Shares invest in the same portfolio of securities but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –14.74%.

NOVEMBER 1, 2008   39

JPMorgan Mid Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	(3.02)	14.04	14.87

RUSSELL MIDCAP® VALUE INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.42)	17.92	10.18

LIPPER MID-CAP VALUE FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	3.62	16.73	9.16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares from 4/30/01 to 12/31/07 and Institutional Class Shares prior to 4/30/01. Class A and Institutional Class Shares invest in the same portfolio of securities but are not offered in this prospectus. During these periods, the actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Russell Midcap® Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Mid-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

40   JPMORGAN U.S. EQUITY FUNDS

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.27
Total Annual Operating Expenses	1.67
Fee Waivers and Expense Reimbursements[2]	(0.17)
Net Expenses[2]	1.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of the average daily net assets through 10/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
153	510	891	1,962

NOVEMBER 1, 2008   41

JPMorgan Small Cap Equity Fund

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser, JPMIM, employs a process that combines research, valuation and stock selection to identify quality small cap companies. The adviser looks for both undervalued companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security which the adviser no longer considers reasonably valued.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

42   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

NOVEMBER 1, 2008   43

JPMorgan Small Cap Equity Fund (continued)

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares had not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 1998	19.38%	Worst Quarter	3rd quarter, 1998	–21.13%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –10.36%.

44   JPMORGAN U.S. EQUITY FUNDS

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	(1.88)	17.55	8.85

RUSSELL 2000® INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.57)	16.25	7.08

LIPPER SMALL-CAP CORE FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	1.92	15.76	8.34

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Russell 2000® Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000® Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Small-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

NOVEMBER 1, 2008   45

JPMorgan Small Cap Equity Fund (continued)

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.25
Acquired Fund Fees and Expenses[2]	0.01
Total Annual Operating Expenses[3,4]	1.66
Fee Waivers and Expense Reimbursements[4]	(0.02)
Net Expenses[4]	1.64

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.63% of the average daily net assets through 10/31/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.65% and the Net Expenses would have been 1.63% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
167	521	900	1,964

46   JPMORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser, JPMIA, employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security which the adviser no longer considers reasonably valued.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The

NOVEMBER 1, 2008   47

JPMorgan Small Cap Growth Fund (continued)

Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Growth Investing Risk.  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Securities Lending Risk. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

48   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Growth Index, a broad-based securities market index, and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 2001	17.35%	Worst Quarter	3rd quarter, 1998	–22.19%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –23.37%.

NOVEMBER 1, 2008   49

JPMorgan Small Cap Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	6.45	16.23	7.44

RUSSELL 2000® GROWTH INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	7.05	16.50	4.32

LIPPER SMALL-CAP GROWTH FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	9.68	15.44	6.79

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Small-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.24
Total Annual Operating Expenses	1.64
Fee Waivers and Expense Reimbursements[2]	(0.14)
Net Expenses[2]	1.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIA, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of their average daily net assets through 10/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

50   JPMORGAN U.S. EQUITY FUNDS

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
153	504	879	1,932

NOVEMBER 1, 2008   51

JPMorgan Small Cap Value Fund

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. In reviewing investment opportunities for the Fund, its adviser, JPMIA, uses a value-oriented approach.

The Fund’s investments are primarily in common stocks and real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

52   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Value Investing Risk.  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Securities Lending Risk. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it

NOVEMBER 1, 2008   53

JPMorgan Small Cap Value Fund (continued)

earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

54   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares had not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Value Index, a broad-based securities market index, and Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 2001	21.35%	Worst Quarter	3rd quarter, 1998	–24.09%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses. The performance prior to 3/22/99 reflects the performance of the Pegasus Small Cap Opportunity Fund for the period before it was consolidated with the Fund.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –5.89%.

NOVEMBER 1, 2008   55

JPMorgan Small Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	(12.10)	13.05	8.49

RUSSELL 2000® VALUE INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	(9.78)	15.80	9.06

LIPPER SMALL-CAP VALUE FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	(4.57)	16.41	9.40

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses. The performance prior to 3/22/99, reflects the performance of the Pegasus Small Cap Opportunity Fund before it was consolidated with the Fund.

1	The Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Small-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

56   JPMORGAN U.S. EQUITY FUNDS

Investor Expenses for Class R2 Shares

The expenses for Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.26
Acquired Fund Fees and Expenses[2]	0.01
Total Annual Operating Expenses[3,4]	1.67
Fee Waivers and Expense Reimbursements[4]	(0.16)
Net Expenses[4]	1.51

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIA, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of the average daily net assets through 10/31/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.66% and the Net Expenses would have been 1.50% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
154	511	892	1,963

NOVEMBER 1, 2008   57

JPMorgan U.S. Equity Fund

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of selected equity securities.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large and medium capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund may engage in securities lending.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

On behalf of the Fund, the adviser then buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

58   JPMORGAN U.S. EQUITY FUNDS

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Strategy Risk.  The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that invest in other types of stocks or that have a broader investment style.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty.

Securities Lending Risk.  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash

NOVEMBER 1, 2008   59

JPMorgan U.S. Equity Fund (continued)

collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

ETF and Investment Company Risk.  The Fund may invest in shares of another investment company. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss.

Foreign Securities Risk.  To the extent that the Fund invests in depositary receipts, these investments may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains. High rates of portfolio turnover may result in short-term capital gains that will generally be taxable to shareholders as ordinary income.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

60   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	4th quarter, 1998	21.33%	Worst Quarter	3rd quarter, 2002	–18.26%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period from 9/15/00 to 9/10/01 before the Class A Shares were launched on 9/10/01 is based on the performance of the adviser feeder that was merged out of existence (whose investment program was identical to the investment program of the Class A Shares). Returns for the period from 1/1/98 to 9/15/00 reflect the performance of the retail feeder (whose investment program was identical to the investment program of Class A Shares). During these periods, the actual returns of Class R2 Shares would have been lower than shown because the Class R2 Shares have higher expenses than Class A Shares and the above-referenced predecessor.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –17.95%.

NOVEMBER 1, 2008   61

JPMorgan U.S. Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES	4.31	12.72	4.81

S&P 500 INDEXˆ,1
(Reflects No Deduction for Fees, Expenses or Taxes)	5.49	12.83	5.91

LIPPER LARGE-CAP CORE FUNDS INDEXˆ,2
(Reflects No Deduction for Taxes)	6.63	11.55	5.23

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period from 1/1/98 to 9/10/01 before the Class A Shares were launched on 9/10/01 is based on the performance of the adviser feeder that was merged out of existence (whose investment program was identical to the investment program of the Class A Shares). Returns for the period from 1/1/98 to 9/15/00 reflect the performance of the retail feeder (whose investment program was identical to the investment program of Class A Shares). During these periods, the actual returns of Class R2 Shares would have been lower than shown because the Class R2 Shares have higher expenses than Class A Shares and the above-referenced predecessor.

1	The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges if applicable.

2	The performance of the Lipper Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆInvestors cannot invest directly in an index.

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees	0.40
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.17

Total Annual Operating Expenses	1.32
Fee Waivers and Expense Reimbursements[2]	(0.02)

Net Expenses[2]	1.30

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30% of their average daily net assets through 10/31/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

62   JPMORGAN U.S. EQUITY FUNDS

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
132	416	722	1,588

NOVEMBER 1, 2008   63

JPMorgan U.S. Large Cap Core Plus Fund

What is the goal of the Fund?

The Fund seeks to provide a high total return from a portfolio of selected equity securities.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. “Assets” means net assets, plus the amount of borrowings, if any, for investment purposes.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser, JPMIM, expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Viewed sector by sector, the Fund’s net weightings of equity securities are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. Within each industry sector, the Fund purchases equity securities that it believes are undervalued and underweights, or sells short, equity securities that it believes are overvalued.

By following this process, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by the S&P 500 Index.

The Fund intends to invest in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure, except that companies with large weights in the S&P 500 Index may be held as overweights in the Fund, resulting in positions of greater than 5% in those securities.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

When the Fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. However, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this it is required to pledge replacement collateral as security to the broker. The Fund also may use securities it owns to meet any such collateral obligations.

Equity securities in which the Fund invests include common stocks, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, contracts for differences (CFDs) and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management, including to obtain significant amounts of long or short exposure, and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

64   JPMORGAN U.S. EQUITY FUNDS

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

•	There is no assurance that the Fund will meet its investment objective.

•	The Fund does not represent a complete investment program.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Investment Process

In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team’s findings.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. The Fund

NOVEMBER 1, 2008   65

JPMorgan U.S. Large Cap Core Plus Fund (continued)

cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives will give rise to a form of leverage. As a result, the Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk.  The Fund may invest in shares of another investment company. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss.

Foreign Securities Risk.  To the extent that the Fund invests in depositary receipts, these investments may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains. High rates of portfolio turnover may result in short-term capital gains that will generally be taxable to shareholders as ordinary income.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks, as well as Fund strategies, please see pages 81–86.

66   JPMORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section shows the Fund’s performance record with respect to the Fund’s shares.* Because the Class R2 Shares had not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year over the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Extended U.S. Large Cap Core Funds Average, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. The performance is also compared to the Lipper Long/Short Equity Funds Average, the Fund’s former Lipper benchmark.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	2nd quarter, 2007	8.54%	Worst Quarter	4th quarter, 2007	–2.30%

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund’s fiscal year end is 6/30.

The Fund’s year-to-date total return through 9/30/08 was –18.08%.

NOVEMBER 1, 2008   67

JPMorgan U.S. Large Cap Core Plus Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Life of Fund[1]
CLASS A SHARES	7.63	15.71

S&P 500 INDEX2,ˆ
(Reflects No Deduction for Fees, Expenses or Taxes)	5.49	10.10

LIPPER EXTENDED U.S. LARGE CAP CORE FUNDS AVERAGEˆ,3
(Reflects No Deduction for Taxes)	3.95	11.72

LIPPER LONG/SHORT EQUITY FUNDS AVERAGEˆ,3
(Reflects No Deduction for Taxes)	3.77	9.60

*	As of the date of this prospectus, the Class R2 Shares have not commenced operations and therefore, the performance shown is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

1	The Fund commenced operations on 11/1/05. Performance for the benchmarks is from 10/31/05.

2	The S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of mutual fund expenses, including sales charges, if applicable.

3	The performance of the Lipper benchmarks includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Fund’s benchmark has changed from the Lipper Long/Short Equity Funds Average to the Lipper Extended U.S. Large Cap Core Funds Average because Lipper independently redesignated the Fund’s peer group as “Extended U.S. Large Cap Core Funds.”

ˆ	Investors cannot invest directly in an index.

68   JPMORGAN U.S. EQUITY FUNDS

Investor Expenses for Class R2 Shares

The expenses of Class R2 Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Management Fees		1.00
Distribution (Rule 12b-1) Fees		0.50
Shareholder Service Fees		0.25
Other Expenses[1]
Dividend Expenses on Short Sales	0.32
Remainder of Other Expenses	0.14
Total Other Expenses		0.46
Acquired Fund Fees and Expenses[2]		0.01

Total Annual Operating Expenses[3,4]		2.22
Fee Waivers and Expense Reimbursements[4]		(0.24)

Net Expenses[4]		1.98

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.65% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Dividend Expenses on Short Sales and the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses and the Net Expenses would have been 1.89% and 1.65%, respectively, of the average daily net assets of the Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
202	671	1,168	2,536

NOVEMBER 1, 2008   69

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Capital Growth Fund

Intrepid America Fund

Intrepid Growth Fund

Intrepid Value Fund

Small Cap Equity Fund

U.S. Equity Fund

U.S. Large Cap Core Plus Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Large Cap Growth Fund

Large Cap Value Fund

Market Expansion Index Fund

Small Cap Growth Fund

Small Cap Value Fund

Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. (JPMFMFG), a Maryland corporation.

The trustees of each trust and the directors of JPMFMFG are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) and JPMorgan Investment Advisors Inc. (JPMIA) each acts as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMT I Funds and Mid Cap Value Fund, and JPMIA is the investment adviser to the JPMT II Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is located at 1111 Polaris Parkway, Columbus, OH 43240.

During the most recent fiscal year ended 6/30/08, JPMIM or JPMIA were paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Capital Growth Fund	0.40%
JPMorgan Intrepid America Fund	0.65
JPMorgan Intrepid Growth Fund	0.65
JPMorgan Intrepid Value Fund	0.59
JPMorgan Large Cap Growth Fund	0.50
JPMorgan Large Cap Value Fund	0.40
JPMorgan Market Expansion Index Fund	0.25
JPMorgan Mid Cap Value Fund	0.53
JPMorgan Small Cap Equity Fund	0.55
JPMorgan Small Cap Growth Fund	0.65
JPMorgan Small Cap Value Fund	0.65
JPMorgan U.S. Equity Fund	0.40
JPMorgan U.S. Large Cap Core Plus Fund	0.68

A discussion of the basis the Boards of each of JPMT I, JPMT II and JPMFMFG Funds used in reapproving the investment advisory agreement is available in the annual or semi-annual report for the most recent fiscal period ended December 31.

THE PORTFOLIO MANAGERS

Capital Growth Fund

The portfolio management team is led by Christopher Mark Vyvyan Jones, Managing Director of JPMIM and a CFA charterholder, and Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986.

70   JPMORGAN U.S. EQUITY FUNDS

Intrepid America Fund, Intrepid Growth Fund and the Intrepid Value Fund

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the JPMorgan Intrepid strategies, including the Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Funds is led by Silvio Tarca, Managing Director of JPMIM and a CFA charterholder. Mr. Tarca has been with JPMIM or its affiliates (or one of their predecessors) since 2000. He has headed the behavioral finance portfolio management team and has been managing certain of the Funds since 2003. Prior to that time, he served as a quantitative research analyst in the Emerging Markets Equity Group. Other members of the portfolio management team include Robert Weller, Vice President of JPMIM and a CFA charterholder, and Jason Alonzo, Vice President of JPMIM. Mr. Weller has been with JPMIM or its affiliates (or one of their predecessors) since 1997. Prior to 2003 when Mr. Weller joined the portfolio management team, he worked in the JPMorgan Private Bank Target Portfolio Manager group. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Weller and Mr. Alonzo have had day-to-day portfolio management responsibilities for the Funds since 2004 and 2005, respectively.

Large Cap Growth Fund

Christopher Mark Vyvyan Jones, Managing Director of JPMIM, and Giri Devulapally, Vice President of JPMIM and a CFA charterholder, are the portfolio managers for the Fund. Information on Mr. Jones is discussed earlier in this section. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM. Prior to JPMIM, he worked for T. Rowe Price for six years, where he was an analyst specializing in technology and telecommunications.

Large Cap Value Fund

Alan Gutmann, Vice President of JPMIM, serves as the portfolio manager for the Fund. He has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Prior to joining JPMorgan, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and at Oppenheimer Capital from 1991 until 2000.

Market Expansion Index Fund

The Fund is managed by the Quantitative Team which is led by Bala Iyer, Ph.D., CFA. Michael Loeffler, CFA, assists Dr. Iyer in the management of the Fund. Dr. Iyer has served as the director of quantitative research for JPMIA since 1995. Michael Loeffler, CFA, assists Dr. Iyer in the day-today management of the Fund, a position he has held since January 2004. Mr. Loeffler has been employed by JPMIA since 1999 when he joined as an investment operations analyst.

Mid Cap Value Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, has worked as a portfolio manager since 2004 and as a research analyst since 2003. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group. Ms. Fu, a CFA charterholder, has been employed by JPMIM and its affiliates since 2002. Prior to becoming a portfolio manager in 2006, she was a sell-side analyst at JPMorgan Securities, Inc.

Small Cap Equity Fund

The portfolio management team is led by Glenn Gawronski, Managing Director of JPMIM, Christopher Mark Vyvyan Jones, Managing Director of JPMIM, and Don San Jose, Vice President of JPMIM. Mr. Gawronski has worked as portfolio manager for JPMIM or its affiliates since 2004 and has been employed with the firm since 1999. Prior to becoming a portfolio manager, he was an analyst for a micro cap portfolio. Mr. San Jose has been an analyst with the U.S. Small Cap Equity Group since 2004 and a portfolio manager since 2007. An employee since 2000, Mr. San Jose was an analyst in JPMorgan Securities’ equity research department before joining the small cap group. Information on Mr. Jones is discussed earlier in this section.

NOVEMBER 1, 2008   71

The Funds’ Management and Administration (continued)

Small Cap Growth Fund

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, and Christopher Mark Vyvyan Jones, Managing Director of JPMIM. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. Information on Mr. Jones is discussed earlier in this section.

Small Cap Value Fund

Christopher Blum, Managing Director of JPMIM, and Dennis Ruhl, Vice President of JPMIM and a CFA charterholder, serve as portfolio managers of the Fund. Information about Mr. Blum is discussed earlier in this section. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

U.S. Equity Fund

The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, Susan Bao, Vice President of JPMIM and a CFA charterholder, and Jacqueline Flake, Managing Director of JPMIM and a CFA charterholder. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. An employee of the firm since 1997, Ms. Flake has been a portfolio manager since 2006. Prior to her current position, she was an analyst covering the finance and capital market sectors.

U.S. Large Cap Core Plus Fund

The Fund is managed by Thomas Luddy, Managing Director JPMIM, and Susan Bao, Vice President of JPMIM. Information about Mr. Luddy and Ms. Bao is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The trusts and the corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class R2 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs

72   JPMORGAN U.S. EQUITY FUNDS

and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the JPMorgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

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PURCHASING FUND SHARES

Who can buy shares?

Class R2 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R2 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and 529 college savings plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Boards have adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the JPMorgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures

74   JPMORGAN U.S. EQUITY FUNDS

will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the JPMorgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the JPMorgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by a Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the JPMorgan Funds’ Boards, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated

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How to Do Business with the Funds (continued)

as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed less any applicable redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your JPMorgan Fund
    (EX: JPMORGAN ABC FUND-R2)
Your Fund Number & Account Number
    (ex: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

76   JPMORGAN U.S. EQUITY FUNDS

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your JPMorgan Fund
    (EX: JPMORGAN ABC FUND-R2)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of each Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM, JPMIA or their affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R2 Shares may not be exchanged for other JPMorgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or the Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

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How to Do Business with the Funds (continued)

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

78   JPMORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pay out these earnings, if any, to shareholders as distributions.

The Capital Growth, Intrepid America, Intrepid Growth, Mid Cap Value, Small Cap Equity and U.S. Large Cap Core Plus Funds generally distribute net investment income, if any, at least annually. The Intrepid Value, Large Cap Growth, Large Cap Value, Market Expansion Index, Small Cap Growth, Small Cap Value and U.S. Equity Funds generally distribute net investment income, if any, at least quarterly. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

A Fund’s investment in certain REIT securities, debt securities and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to accounts currently taxable to investors or that are currently taxable on their income.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual

NOVEMBER 1, 2008   79

Shareholder Information (continued)

delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the JPMorgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the JPMorgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

80   JPMORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines each Fund’s policies toward various investments, including those that are designed to help the Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

NOVEMBER 1, 2008   81

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
•  Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to a Fund which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•  The Funds use derivatives for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; all Funds, except the Large Cap Value Fund, U.S. Equity Fund and U.S. Large Cap Value Fund, may use derivatives in an effort to produce increased income or gain
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the U.S. Large Cap Core Plus Fund may use derivatives to leverage its portfolio, the shorts are intended to offset the additional market exposure caused by that leverage
• While the Funds may use derivatives that incidentally involve leverage, except for the U.S. Large Cap Core Plus Fund, they do not use them for the specific purpose of leveraging their portfolios
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

82   JPMORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling by U.S. Large Cap Core Plus Fund

•  Short sales may not have the intended effects and may result in losses
• A Fund may not be able to close out a short position at a particular time or at an acceptable price
• A Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated or earmarked assets and posting collateral with respect to short sales may limit a Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•  A Fund could make money and protect against losses if management’s analysis proves correct
• Short selling may allow a Fund to implement insights into securities it expects to underperform
• Short selling may allow a Fund to diversify its holdings across a larger number of securities

•  The U.S. Large Cap Core Plus Fund will not engage in short selling if the total market value of all securities sold short would exceed 50% of the Fund’s net assets
• The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

Exchange Traded Funds (ETFs) and other investment companies
•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

NOVEMBER 1, 2008   83

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments
•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

•  The Funds anticipate that total foreign investments will not exceed 20% of total assets (10% of the net assets for the Market Expansion Index Fund)
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

84   JPMORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

Securities lending[2]
•  When a Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
•  The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

2	The U.S. Large Cap Core Plus Fund does not engage in securities lending.

NOVEMBER 1, 2008   85

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading
•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a stock is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

U.S. government and agency securities
•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
•  Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
•  Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

86   JPMORGAN U.S. EQUITY FUNDS

Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand a Fund’s performance for a Fund’s period of operations. Because the Class R2 Shares had not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

NOVEMBER 1, 2008   87

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merges into another Fund, the Reduced Rate is required to carry forward and apply with respect to the acquiring Fund.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

88   JPMORGAN U.S. EQUITY FUNDS

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM or JPMIA that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM, JPMIA and/or their affiliates, as applicable.

REDUCED RATE FUNDS

	Class	Net Expense Ratio %	Gross Expense Ratio %
Large Cap Value Fund	R2	1.34	1.34
U.S. Equity Fund	R2	1.30	1.32

NON-REDUCED RATE FUNDS

	Class	Net Expense Ratio %	Gross Expense Ratio %
Large Cap Growth Fund	R2	1.49	1.53
Market Expansion Index Fund	R2	1.08	1.20
Small Cap Growth Fund	R2	1.50	1.64
Small Cap Value Fund	R2	1.51	1.67

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/08, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

NOVEMBER 1, 2008   89

Legal Proceedings and Additional Fee and Expense Information (continued)

Reduced Rate Funds

JPMorgan Large Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2009	$136	5.00%	3.66%	3.66%
October 31, 2010	141	10.25	7.45	3.66
October 31, 2011	147	15.76	11.39	3.66
October 31, 2012	152	21.55	15.46	3.66
October 31, 2013	158	27.63	19.69	3.66
October 31, 2014	163	34.01	24.07	3.66
October 31, 2015	169	40.71	28.61	3.66
October 31, 2016	175	47.75	33.32	3.66
October 31, 2017	182	55.13	38.20	3.66
October 31, 2018	189	62.89	43.26	3.66

JPMorgan U.S. Equity Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2009	$132	5.00%	3.70%	3.70%
October 31, 2010	139	10.25	7.52	3.68
October 31, 2011	145	15.76	11.47	3.68
October 31, 2012	150	21.55	15.57	3.68
October 31, 2013	155	27.63	19.83	3.68
October 31, 2014	161	34.01	24.24	3.68
October 31, 2015	167	40.71	28.81	3.68
October 31, 2016	173	47.75	33.55	3.68
October 31, 2017	180	55.13	38.46	3.68
October 31, 2018	186	62.89	43.56	3.68

Non-Reduced Rate Funds

JPMorgan Large Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2009	$152	5.00%	3.51%	3.51%
October 31, 2010	161	10.25	7.10	3.47
October 31, 2011	167	15.76	10.82	3.47
October 31, 2012	172	21.55	14.66	3.47
October 31, 2013	178	27.63	18.64	3.47
October 31, 2014	185	34.01	22.76	3.47
October 31, 2015	191	40.71	27.02	3.47
October 31, 2016	198	47.75	31.43	3.47
October 31, 2017	205	55.13	35.99	3.47
October 31, 2018	212	62.89	40.71	3.47

90   JPMORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2009	$110	5.00%	3.92%	3.92%
October 31, 2010	127	10.25	7.87	3.80
October 31, 2011	132	15.76	11.97	3.80
October 31, 2012	137	21.55	16.22	3.80
October 31, 2013	142	27.63	20.64	3.80
October 31, 2014	148	34.01	25.22	3.80
October 31, 2015	153	40.71	29.98	3.80
October 31, 2016	159	47.75	34.92	3.80
October 31, 2017	165	55.13	40.05	3.80
October 31, 2018	171	62.89	45.37	3.80

JPMorgan Small Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2009	$153	5.00%	3.50%	3.50%
October 31, 2010	173	10.25	6.98	3.36
October 31, 2011	178	15.76	10.57	3.36
October 31, 2012	184	21.55	14.29	3.36
October 31, 2013	191	27.63	18.13	3.36
October 31, 2014	197	34.01	22.10	3.36
October 31, 2015	204	40.71	26.20	3.36
October 31, 2016	210	47.75	30.44	3.36
October 31, 2017	218	55.13	34.82	3.36
October 31, 2018	225	62.89	39.35	3.36

JPMorgan Small Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2009	$154	5.00%	3.49%	3.49%
October 31, 2010	176	10.25	6.94	3.33
October 31, 2011	182	15.76	10.50	3.33
October 31, 2012	188	21.55	14.18	3.33
October 31, 2013	194	27.63	17.98	3.33
October 31, 2014	200	34.01	21.91	3.33
October 31, 2015	207	40.71	25.97	3.33
October 31, 2016	214	47.75	30.16	3.33
October 31, 2017	221	55.13	34.50	3.33
October 31, 2018	228	62.89	38.97	3.33

NOVEMBER 1, 2008   91

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Investment Company Act File No. for Capital Growth Fund, Intrepid America Fund, Intrepid Growth Fund, Intrepid Value Fund, Small Cap Equity Fund, US Equity Fund and US Large Cap Core Plus is 811-21295

Investment Company Act File No. for Market Expansion Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-4236

Investment Company Act File No. for Mid Cap Value Fund is 811-8189

©JPMorgan Chase & Co., 2008    All rights reserved. November 2008.

PR-EQR2-1108